Non-current interest-bearing loans and borrowings, Loan and security agreement (Details) £ in Thousands, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Nov. 06, 2020 USD ($) Tranche
Interest-bearing loans and borrowings [Abstract]
Borrowings outstanding | £	£ 37,226	£ 36,654
Oxford Finance Agreement [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity			$ 100
Number of tranches | Tranche			3
Oxford Finance Agreement, Tranche One [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings outstanding			$ 50
Oxford Finance Agreement, Tranche Two [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings outstanding			25
Oxford Finance Agreement, Tranche Three [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, remaining amount			$ 25